Share Based Payments - Additional information (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses		£ 24,350	£ 30,576	£ 10,466
Share-based payment charge		£ 24,350	£ 30,576	10,466
Weighted average remaining contractual life of outstanding share options		7 years 9 months 18 days	7 years 9 months 18 days
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)			374,887
Cash paid on settlement of share based payments		£ 243	£ 2,282	0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share)		£ 0.02	£ 0.02
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share)		£ 7.86	£ 0.07
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge		£ 2,027	£ 3,939
Clawback shares | Management | Allcyte
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity interests of acquirer				£ 8,074
Equity securities issued, clawback period				3 years
Share-based payment charge		2,027	3,939
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge		£ 14,510	19,959
Vesting requirements for share-based payment arrangement, vesting period		4 years
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge		£ 3,005	2,545
Vesting requirements for share-based payment arrangement, vesting period		3 years
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge		£ 718	424
Vesting requirements for share-based payment arrangement, vesting period		3 years
Granted, weighted average exercise price of other equity instruments (GBP per share)		£ 4.10
Weighted average remaining contractual life of outstanding other equity instruments		9 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge		£ 4,090	£ 3,709
Vesting requirements for share-based payment arrangement, vesting period		4 years
Granted, weighted average exercise price of other equity instruments (GBP per share)		£ 4.35
Weighted average remaining contractual life of outstanding other equity instruments		9 years
Released (in share)		443,768
Restricted share units, net settlement arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released (in share)		108,616
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)		55,260
Cash paid on settlement of share based payments		£ 243
EMI Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released (in share)			600,000
Number of share options issued as replacement share options in share-based payment arrangement (in shares)	600,000